Document And Entity Information	Mar. 10, 2023
Document Information Line Items
Entity Registrant Name	NOWTRANSIT INC.
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Explanatory NoteThe Company filed a Current Report on Form 8-K on March 16, 2023 (the “Original 8-K”), regarding, among other things, a share exchange agreement between the Company and Best Labs, Inc., and the Company’s change in shell status. The Company did not provide Form 10 information in the Original 8-K as it intended to do. Therefore, this Amended Current Report on Form 8-K (“Amended 8-K”) is being filed to provide that Form 10 information, as the Company originally intended.
Entity Central Index Key	0001784440
Document Period End Date	Mar. 10, 2023
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Incorporation, State or Country Code	NV
Entity File Number	333-234487
Entity Tax Identification Number	98-1498782
Entity Address, Address Line One	2722 S West Temple
Entity Address, City or Town	Salt Lake City
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84115
City Area Code	(385)
Local Phone Number	707-3035
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false